Minority Interest (Details) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Minority Interest (Details) [Line Items]
Net assets	$ 49,255,718			$ 46,079,057
Minority interest			$ 24,993,549	22,803,924
Purchase price	$ 56,387,027	$ 56,387,027	56,387,027	$ 56,387,027
Subsidiary quality international		48.00%
Contribution amount			8,297,644
Consideration amount			5,606,290
Quality International [Member]
Minority Interest (Details) [Line Items]
Percentage of quality international		52.00%
Net assets		52.00%
Quality International [Member]
Minority Interest (Details) [Line Items]
Owning of quality international		$ 82,000,000
Parent [Member]
Minority Interest (Details) [Line Items]
Contribution amount			$ 3,982,868
Quality International [Member]
Minority Interest (Details) [Line Items]
Percentage of quality international		52.00%